THRIVENT MUTUAL FUNDS
625 Fourth Avenue South
Minneapolis, MN 55415
March 12, 2020
VIA EDGAR
EDGAR Operations Branch
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	XBRL Supplement of Thrivent Mutual Funds (the “Registrant”) File Nos. 33-12911, 811-5075
Ladies and Gentlemen:
Attached for filing is a supplement with an effective date of February 28, 2020, in XBRL format, to the Registrant’s prospectus dated February 28, 2020. If you have any questions or comments, please feel free to contact me at (612) 844-7190.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Assistant Secretary